Equity - Issuances (Details) € / shares in Units, € in Millions	Nov. 04, 2024 EUR (€) € / shares shares	Oct. 10, 2023 EUR (€) item € / shares shares	Jun. 28, 2022 EUR (€) item € / shares shares	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 € / shares shares	Jan. 01, 2022 € / shares shares
Equity
Number of shares outstanding				25,000
Common shares
Equity
Outstanding, Weighted average issue price (in Euro per share) | € / shares				€ 0.05	€ 0.05	€ 0.05	€ 0.05
Number of shares outstanding				541,126	541,126	541,126	541,126
Preferred A shares
Equity
Outstanding, Weighted average issue price (in Euro per share) | € / shares				€ 82.49	€ 82.49	€ 82.49
Number of shares outstanding				277,272	277,272	277,272	277,272
Preferred A shares | Issuance price - 40 EURO
Equity
Outstanding, Weighted average issue price (in Euro per share) | € / shares							€ 40
Number of shares outstanding							15,450
Preferred A shares | Issuance price - 85 EURO
Equity
Outstanding, Weighted average issue price (in Euro per share) | € / shares							€ 85
Number of shares outstanding							261,822
Preferred B shares
Equity
Share capital raised from issuance of shares | €			€ 38.4
Number of shares issued			184,086
Outstanding, Weighted average issue price (in Euro per share) | € / shares			€ 208.5				€ 208.5
Number of shares outstanding				479,040	479,040	479,040	294,954
Number of New Investors | item			3
Preferred C shares
Equity
Share capital raised from issuance of shares | €		€ 94.9
Number of shares issued		455,004
Outstanding, Weighted average issue price (in Euro per share) | € / shares		€ 208.5
Number of shares outstanding				455,004	455,004	455,004
Number of New Investors | item		4
Preferred D shares
Equity
Share capital raised from issuance of shares | €	€ 82.1
Number of shares issued	342,206
Outstanding, Weighted average issue price (in Euro per share) | € / shares	€ 239.78			€ 239.78	€ 239.78
Number of shares outstanding	342,206			342,206	342,206